Stockholders' Equity - Schedule Of Activity Related To Performance Based Options And Performance Based Restricted Stock Units (Detail)	12 Months Ended
Oct. 31, 2012
Performance Options [Member]
Performance Restricted Stock Units [Line Items]
Non-vested, October 31, 2011	936,000
Vested
Canceled	(80,000)
Non-vested, October 31, 2012	856,000
Performance Restricted Stock Units [Member]
Performance Restricted Stock Units [Line Items]
Non-vested, October 31, 2011	7,520,000
Granted	1,100,000
Vested
Canceled	(690,625)
Non-vested, October 31, 2012	7,929,375